INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	$ (6,426)	¥ (44,738)	¥ (25,802)	¥ (311,518)
Income tax computed at PRC statutory tax rate of 25%	(1,607)	(11,184)	(6,450)	(77,881)
Preferential tax rates	(393)	(2,737)	(7,031)	15,955
International rate differences	1,097	7,636	(4,732)	9,401
Additional 50%/75% tax deduction for qualified research and development expenses	(1,393)	(9,697)	(7,228)	(8,795)
Non-deductible expenses	521	3,629	3,002	6,187
Effect of changes in tax rates on deferred taxes	254	1,765	101,502	(33,930)
Changes in the valuation allowance	1,579	10,996	(79,052)	148,711
Realization gain from intercompany transaction	1,068	7,435
Expiration of tax loss carry forward	11	77
other adjustment	7	47
Income tax expense	$ 1,144	¥ 7,967	¥ 11	¥ 59,648